Stock Options and Warrants (Details 4) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense	$ 300,000	$ 372,000	$ 1,027,000	$ 1,113,000	$ 1,485,000	$ 3,460,000
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense	113,000	148,000	423,000	443,000	583,000	1,435,000
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense	$ 187,000	$ 224,000	$ 604,000	$ 670,000	$ 902,000	$ 2,025,000